-------------------------------------------------------------------------------
-------------------------------------------------------------------------------






                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 2-17620) UNDER THE SECURITIES ACT OF 1933



                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 76



                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                                AMENDMENT NO. 76





                              VANGUARD WORLD FUNDS



        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876

                             VALLEY FORGE, PA 19482



               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
          ON DECEMBER 17, 1999, PURSUANT TO PARAGRAPH (B) OF RULE 485.



                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.



WE HAVE ELECTED TO REGISTER AN INDEFINITE NUMBER OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT FILED ITS RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED AUGUST 31, 1999 WITH THE COMMISSION ON NOVEMBER ., 1999.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              VANGUARD WORLD FUNDS
                              CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER                                            LOCATION IN PROSPECTUS
-----------------------------------------------------------------------------------------------------
Item 1.    Front and Back Cover Pages .................Front and Back Cover Pages

Item 2.    Risk/Return: Investments, Risk, and
           Performance ................................Fund Profile

Item 3.    Risk/Return Summary: Fee Table .............Fee Table

Item 4.    Investment Objectives, Principal Investment
           Strategies, and Related Risks ..............A Word About Risk; Who Should Invest;
                                                       Primary Investment Strategies
Item 5.    Management's Discussion of Fund
           Performance ................................Herein incorporated by reference to
                                                       Registrant's Annual Report to Shareholders
                                                       dated August 31, 1999 filed with the
                                                       Securities & Exchange Commission's EDGAR
                                                       system October 19, 1999.
Item 6.    Management, Organization, and Capital
           Structure ..................................The Fund and Vanguard; Investment Adviser

Item 7.    Shareholder Information ....................Share Price; Dividends, Capital Gains, and
                                                       Taxes; Investing with Vanguard
Item 8.    Distribution Arrangements ..................Not Applicable

Item 9.    Financial Highlights Information ...........Financial Highlights

FORM N-1A                                              LOCATION IN STATEMENT OF ADDITIONAL
ITEM NUMBER                                            INFORMATION
-----------------------------------------------------------------------------------------------------
Item 10.   Cover Page and Table of Contents ...........Cover Page; Table of Contents

Item 11.   Fund History ...............................Description of the Trust

Item 12.   Description of the Fund and its Investments
           and Risks ..................................Investment Policies; Description of the Trust;
                                                       Fundamental Investment Limitations

Item 13.   Management of the Trust ....................Management of the Trust

Item 14.   Control Persons and Principal Holders of
           Securities .................................Management of the Trust

Item 15.   Investment Advisory and Other Services .....Investment Advisory Services

Item 16.   Brokerage Allocation and Other Practices ...Portfolio Transactions

Item 17.   Capital Stock and Other Securities .........Description of the Trust

Item 18.   Purchase, Redemption, and Pricing of Shares.Purchase of Shares; Redemption of Shares;
                                                       Share Price

Item 19.   Taxation of the Fund .......................Description of the Trust

Item 20.   Underwriters ...............................Not Applicable

Item 21.   Calculation of Performance Data ............Yield and Total Return

Item 22.   Financial Statements .......................Financial Statements


                                                                   VANGUARD/(R)/
                                                                U.S. GROWTH FUND

                                                    Prospectus December 17, 1999



This prospectus
contains financial data
for the Fund through the
fiscal year ended
August 31, 1999.



                                                             [A MEMBER OF
                                                        THE VANGUARD GROUP LOGO]

VANGUARD U.S. GROWTH FUND

Prospectus
December 17, 1999



A Growth Stock Mutual Fund


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
1  FUND PROFILE                          12 FINANCIAL HIGHLIGHTS
3  ADDITIONAL INFORMATION                14 INVESTING WITH VANGUARD
3  A WORD ABOUT RISK                     14 SERVICES AND ACCOUNT FEATURES
3  WHO SHOULD INVEST                     15 TYPES OF ACCOUNTS
4  PRIMARY INVESTMENT STRATEGIES         16 BUYING SHARES
8  THE FUND AND VANGUARD                 18 REDEEMING SHARES
8  INVESTMENT ADVISER                    21 TRANSFERRING REGISTRATION
9  YEAR 2000 CHALLENGE                   22 FUND AND ACCOUNT UPDATES
10 DIVIDENDS, CAPITAL GAINS, AND TAXES   GLOSSARY (inside back cover)
11 SHARE PRICE
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard U.S. Growth Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------








NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

FUND PROFILE

The following profile summarizes key features of Vanguard U.S. Growth Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital growth.

INVESTMENT STRATEGIES
The Fund invests primarily in large-capitalization stocks of seasoned U.S. companies with records of superior growth. The Fund chooses companies with strong positions in their markets, reasonable financial strength, and low sensitivity to changing economic conditions.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Because the Fund invests a higher percentage of assets in its ten largest holdings than the average stock fund does, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few stocks.The Fund is also subject to:

-    Investment   style   risk,   which  is  the  chance   that   returns   from
     large-capitalization growth stocks will trail returns from other asset classes or the overall stock market.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


        ---------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
        ---------------------------------------------------------------------
                               1989        33.70%
                               1990         4.60%
                               1991        46.76%
                               1992         2.76%
                               1993        -1.45%
                               1994         3.88%
                               1995        38.44%
                               1996        26.05%
                               1997        25.93%
                               1998        39.98%
        ---------------------------------------------------------------------
        The Fund's year-to-date return as of the most recent calendar quarter ended September 30, 1999, was 1.73%.
        ---------------------------------------------------------------------



During the period shown in the bar chart, the highest return for a calendar quarter was 24.73% (quarter ended December 31,1998) and the lowest return for a quarter was -15.63% (quarter ended September 30,1990).

2

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                      1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Vanguard U.S. Growth Fund             39.98%      26.16%     21.20%
Standard & Poor's 500 Index           28.58       24.06      19.21
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended August 31, 1999.




      SHAREHOLDER FEES (fees paid directly from your investment)

      Sales Charge (Load) Imposed on Purchases:                    None
      Sales Charge (Load) Imposed on Reinvested Dividends:         None
      Redemption Fee:                                              None
      Exchange Fee:                                                None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from
      the fund's assets)
      Management Expenses:                                        0.25%
      12b-1 Distribution Fee:                                      None
      Other Expenses:                                             0.14%

       TOTAL ANNUAL FUND OPERATING EXPENSES:                      0.39%



 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               --------------------------------------------------
                1 YEAR        3 YEARS      5 YEARS    10 YEARS
               --------------------------------------------------
                 $40            $125        $219        $493
               --------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard U.S. Growth Fund's expense ratio in fiscal year 1999 was 0.39%, or $3.90 per $1,000 of average net assets. The average large-cap growth mutual fund had expenses in 1998 of 1.39%, or $13.90 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual
fund                                                                  industry).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           MINIMUM INITIAL INVESTMENT
Distributed annually in December      $3,000; $1,000 for IRAs and custodial
                                      accounts for minors

INVESTMENT ADVISER                    NEWSPAPER ABBREVIATION
Lincoln Capital Management Company,   USGro
Chicago, Ill., since 1987

INCEPTION DATE                        VANGUARD FUND NUMBER
January 6, 1959                       023

NET ASSETS AS OF AUGUST 31, 1999      CUSIP NUMBER
$16 billion                           921910105

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   VWUSX
--------------------------------------------------------------------------------


================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard U.S. Growth Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard U.S. Growth Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.
     Look for this [FLAG] symbol throughout the prospectus.It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================


WHO SHOULD INVEST

The  Fund may be a  suitable  investment  for you if:

- You wish to add a growth stock fund to your existing holdings, which could include other stock investments as well as bond, money market, and tax-exempt investments.

-    You are seeking growth of capital over the long term--at least five years.

-    You are not looking for current income.

- You are seeking a fund that emphasizes companies with established records of growth.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

4
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

-    The Fund reserves the right to stop offering shares at any time.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value, and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective, long-term growth of capital. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--market risk, investment style risk, concentration risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund and may change the investment strategies in the interest of shareholders.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------


MARKET EXPOSURE

The Fund's primary strategy is to invest chiefly in the common stocks of large-capitalization companies that offer favorable prospects for capital growth but that produce little current income.


[FLAG]THE FUND IS SUBJECT TO MARKET RISK,  WHICH IS THE  POSSIBILITY  THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1998)
--------------------------------------------------------------------------------
                 1 YEAR       5 YEARS   10 YEARS      20 YEARS
--------------------------------------------------------------------------------
Best              54.2%        24.1%     19.9%        17.7%
Worst            -43.1        -12.4      -0.8          3.1
Average           13.1         10.7      11.0         11.0
--------------------------------------------------------------------------------


    The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was 10.7%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 24.1% (from 1994 through 1998). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

6


[FLAG]THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE  POSSIBILITY
     THAT RETURNS FROM LARGE-CAPITALIZATION GROWTH STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. AS A GROUP, LARGE-CAPITALIZATION GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             FUND DIVERSIFICATION

In general, the more diversified a fund's stock holdings, the less likely it is that a specific stock's poor performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 34% of its assets invested in its ten largest holdings, while some less-diversified funds have more than 50% of their assets invested in the stocks of just ten companies.
--------------------------------------------------------------------------------


SECURITY SELECTION

Lincoln Capital Management Company (Lincoln), adviser to the Fund, selects common stocks of large, seasoned U.S. companies that have past records of growth and, in Lincoln's opinion, have above-average prospects for continued growth and are selling at attractive prices. Such companies tend to have strong positions in their industry, reasonable financial strength, and relatively low sensitivity to changing economic conditions. Lincoln seeks to identify stocks that sell at attractive prices in relation to their growth potential.


[FLAG]BECAUSE THE FUND INVESTS A HIGHER PERCENTAGE OF ASSETS IN ITS TEN LARGEST
     HOLDINGS THAN THE AVERAGE STOCK FUND DOES,  THE FUND IS SUBJECT TO THE RISK
     THAT  ITS  PERFORMANCE  MAY  BE  HURT   DISPRO-PORTIONATELY   BY  THE  POOR
     PERFORMANCE OF RELATIVELY FEW STOCKS.

     As of August 31, 1999, the Fund had invested 40.3% of its assets in its top ten holdings.

     The Fund is run by Lincoln according to traditional methods of active investment management. This means that securities are bought and sold according to Lincoln's judgments about companies and their financial prospects, within the context of the stock market and the economy in general.
     The Fund is generally managed without regard to tax ramifications.


[FLAG]THE FUND IS SUBJECT TO MANAGER  RISK,  WHICH IS THE  POSSIBILITY  THAT THE
     ADVISER MAY DO A POOR JOB OF SELECTING STOCKS.

TURNOVER RATE

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about 42%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all domestic stock funds is approximately 86%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS

Besides investing in common stocks of growth companies, the Fund may make certain other kinds of investments to achieve its objective.

     The Fund may invest in securities that are convertible to common stocks, and, to a limited extent, in foreign securities.
     The Fund may also invest, to a limited extent, in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

     The reasons for which the Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

The  Fund  may  temporarily  depart  from its  normal  investment  policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

8

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $510 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Fund employs Lincoln Capital Management Company (Lincoln), 200 South Wacker Drive, Chicago, IL 60606, as its investment adviser. Lincoln manages the Fund subject to the control of the Trustees and officers of the Fund.
     Lincoln's advisory fee is paid quarterly. This fee is based on certain annual percentage rates applied to the Fund's average month-end assets for each quarter.

     For the year ended August 31, 1999, the investment advisory fee paid to Lincoln represented an effective annual rate of 0.12% of the Fund's average net assets.

     The Fund has authorized Lincoln to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions.
     In the interest of obtaining better execution of a transaction, Lincoln may choose brokers who charge higher commissions. If more than one broker can obtain the best available price and favorable execution of a transaction, then Lincoln is authorized to choose a broker who, in addition to executing the transaction, will provide research services to Lincoln or the Fund. Also, the Fund may direct Lincoln to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser, either as a replacement for Lincoln or as an additional adviser. However, any such change will be communicated to shareholders in writing.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

Lincoln Capital Management Company is an investment advisory firm founded in 1967. As of August 31, 1999, Lincoln managed more than $60 billion in assets. It provides investment counseling services to a limited number of clients, most of which are institutional clients such as pension funds. The managers responsible for overseeing the implementation of Lincoln's strategy for Vanguard U.S. Growth Fund are:

J. PARKER HALL III, Chief Executive Officer and Managing Director of Lincoln; has worked in investment management since 1957; with Lincoln since 1971; Fund Manager since 1987; B.A., Swarthmore College; M.B.A., Harvard Business School.

DAVID M. FOWLER, Executive Vice President and Managing Director of Lincoln; has worked in investment management since 1972; with Lincoln since 1984; Fund Manager since 1987; B.S., Loyola University; M.B.A., Northwestern University.

JOHN S. COLE, Principal of Lincoln; has worked in investment management since 1992; Executive Vice President and Chief Equity Officer of Boatman's Trust Company from 1992 until joining Lincoln in 1997; and Fund Manager since 1999; B.S., Bentley College; M.B.A., University of Notre Dame.
--------------------------------------------------------------------------------



YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

     The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Those systems have been back in use since that time. We completed mission -critical hardware and software product upgrades in 1998; remaining non-mission -critical upgrades were completed in March 1999.
     Vanguard has worked closely with external partners, suppliers, and vendors, including fund managers and other service providers, to determine their level of compliance with Year 2000 standards and to ensure that the systems with which we interact remain operational at all times.
     In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard has updated existing contingency plans so that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

     However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

10

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable as if received in December.

- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares.

GENERAL  INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not provide us with your correct taxpayer identification number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:



         NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING


     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is USGRO.

12

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                                VANGUARD U.S. GROWTH FUND
                                                   YEAR ENDED AUGUST 31,
                                      ------------------------------------------
                                        1999    1998     1997    1996     1995
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR    $30.36  $27.74   $22.62  $18.83   $15.52
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .21     .21      .27     .26      .25
 Net Realized and Unrealized Gain Loss)
  on Investments                       10.85    3.57     6.73    4.39     3.24
                                      ------------------------------------------
 Total from Investment Operations      11.06    3.78     7.00    4.65     3.49
                                      ------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income  (.19)   (.27)    (.26)   (.29)    (.18)
 Distributions from Realized Capital
   Gains                              (2.31)   (.89)   (1.62)   (.57)     ---
                                      ------------------------------------------
 Total Distributions                  (2.50)  (1.16)   (1.88)   (.86)    (.18)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $38.92  $30.36   $27.74  $22.62   $18.83
================================================================================
TOTAL RETURN                          37.38%  14.01%  32.50%  25.28%    22.75%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)  $16,007  $9,587   $7,445  $4,544   $2,989
 Ratio of Total Expenses to
  Average Net Assets                   0.39%   0.41%    0.42%   0.43%    0.47%
 Ratio of Net Investment Income to
  Average Net Assets                   0.59%   0.69%    1.13%   1.32%    1.59%
 Turnover Rate                           49%     48%      35%     44%      32%
================================================================================

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $30.36 per share. During the year, the Fund earned $.21 per share from investment income (interest and dividends) and $10.85 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $2.50 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($11.06 per share) minus the distributions ($2.50 per share) resulted in a share price of $38.92 at the end of the year. This was an increase of $8.56 per share (from $30.36 at the beginning of the year to $38.92 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 37.38% for the year.

As of August 31, 1999, the Fund had $16.0 billion in net assets. For the year, its expense ratio was 0.39% ($3.90 per $1,000 of net assets); and its net investment income amounted to 0.59% of its average net assets. It sold and replaced securities valued at 49% of its net assets.
--------------------------------------------------------------------------------



"Standard & Poor's/(R)/,"  "S&P/(R)/," "S&P 500/(R)/,"  "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc.

14

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK ICON].
Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------

VANGUARD(R) DIRECT DEPOSIT SERVICE/TM/[BOOK ICON]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK ICON]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.

--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS/(R)/[BBOK ICON]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS/TM/[BOOK ICON]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------

VANGUARD TELE-ACCOUNT/(R)/ 1-800-662-6273 (ON-BOARD)[BOOK ICON]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.

----------------------------------------------------------------
ACCESS VANGUARD/(R)/ www.vanguard.com [COMPUTER ICON]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.


*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------

SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


TYPES OF ACCOUNTS
Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK ICON]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK ICON]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK ICON]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

16

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------

A NOTE ON LOW BALANCES
The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.

--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE ICON]

open a new account
Complete and sign the account registration form and enclose your check.



add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-23
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2600                455 Devon Park Drive
Valley Forge, PA 19482-2600  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE ICON]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

17

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see Services and Account Features) to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.


Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739

*You must obtain a Personal  Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------

IMPORTANT  NOTE:  Once  you  have  requested  a  telephone   transaction  and  a
confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------

BY WIRE TO OPEN A NEW  ACCOUNT OR ADD TO AN  EXISTING  ACCOUNT [WIRE ICON]

Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.


Wire to:
FRB ABA 021001088
HSBC Bank USA


For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard U.S. Growth Fund-23


[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]


--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

--------------------------------------------------------------------------------

A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.

--------------------------------------------------------------------------------

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

* May require a signature guarantee; see footnote on page 20. A signature guarantee may be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. Stock Exchange.


When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the  receiving  fund's  minimum  investment  requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.


In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.

--------------------------------------------------------------------------------

NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION

You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.

     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.

--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER ICON]
ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).


--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE ICON]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement   Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

     - The ten-digit account number.

     - The name and address exactly as registered on the account.

     - The primary Social Security or employer identification number as registered on the account.

     - The  Personal   Identification  Number,  if  applicable  (for  instance,
       Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------

A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE ICON]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:

-    Traditional IRAs and Roth IRAs--call Client Services.

- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

20
REDEEMING SHARES (continued)

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1120                455 Devon Park Drive
Valley Forge, PA 19482-1120  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .


First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in- kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.


--------------------------------------------------------------------------------
CHECK  REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS REDEMPTIONS

Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:

-    The Fund name and  account  number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature  guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.

--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt the management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips  through  the Fund must be at least 30 days  apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.

--------------------------------------------------------------------------------

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

--------------------------------------------------------------------------------
TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [ICON]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in October and April for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS

Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.

--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [ICON]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison with such factors as revenue, earnings, book value, and dividends.


INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/ earnings ratio of 10.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distrib-utions of dividends and capital gains.

VALUE STOCK FUND

A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                              [LOGO]
                                                     [The Vanguard Group(R)Logo]

                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600
FOR MORE INFORMATION

If you'd like more information about
Vanguard U.S.  Growth Fund, the
following documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the Fund's
investments is available in the Fund's
annual and semiannual reports to
shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI  provides  more  detailed
information about the Fund.

The  current  annual and  semiannual
reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM


If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)


TEXT TELEPHONE:
1-800-749-7273


INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)
You can review  and copy  information
about the Fund (including the SAI) at the SEC's Public Reference Room in
Washington,  DC. To find out more about
this  public service, call the SEC at 1-800-
SEC-0330. Reports and other information
about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC 20549-
6009.

Fund's Investment Company Act
file number: 811-1027


(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.
P023N-12/17/1999

                                                                   VANGUARD/(R)/
                                                                U.S. GROWTH FUND

                                                          Participant Prospectus

                                                               December 17, 1999


This prospectus
contains financial data
for the Fund through the
fiscal year ended
August 31, 1999.


                                                                    [A MEMBER OF
                                                        THE VANGUARD GROUP LOGO]

VANGUARD U.S. GROWTH FUND
Participant Prospectus

December 17, 1999

A Growth Stock Mutual Fund


--------------------------------------------------------------------------------
   CONTENTS
--------------------------------------------------------------------------------


1 FUND PROFILE                    9 YEAR 2000 CHALLENGE
3 ADDITIONAL INFORMATION         10 DIVIDENDS, CAPITAL GAINS, AND TAXES
3 A WORD ABOUT RISK              10 SHARE PRICE
3 WHO SHOULD INVEST              11 FINANCIAL HIGHLIGHTS
4 PRIMARY INVESTMENT STRATEGIES  13 INVESTING WITH VANGUARD
8 THE FUND AND VANGUARD          14 ACCESSING FUND INFORMATION BY COMPUTER
8 INVESTMENT ADVISER             GLOSSARY (inside back cover)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT This prospectus explains the objective, risks, and strategies of Vanguard U.S. Growth Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IMPORTANT NOTE
This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------











NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE
The following profile summarizes key features of Vanguard U.S. Growth Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital growth.


INVESTMENT STRATEGIES
The Fund invests primarily in large-capitalization stocks of seasoned U.S. companies with records of superior growth. The Fund chooses companies with strong positions in their markets, reasonable financial strength, and low sensitivity to changing economic conditions.

PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Because the Fund invests a higher percentage of assets in its ten largest holdings than the average stock fund does, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few stocks.The Fund is also subject to:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


        ---------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
        ---------------------------------------------------------------------
                               1989        33.70%
                               1990         4.60%
                               1991        46.76%
                               1992         2.76%
                               1993        -1.45%
                               1994         3.88%
                               1995        38.44%
                               1996        26.05%
                               1997        25.93%
                               1998        39.98%
        ---------------------------------------------------------------------
        The Fund's year-to-date return as of the most recent calendar quarter ended September 30, 1999, was 1.73%.
        ---------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 24.73% (quarter ended December 31,1998) and the lowest return for a quarter was -15.63% (quarter ended September 30,1990).

2



--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1998)
--------------------------------------------------------------------------------
                 1 YEAR       5 YEARS   10 YEARS      20 YEARS
--------------------------------------------------------------------------------
Best              54.2%        24.1%     19.9%        17.7%
Worst            -43.1        -12.4      -0.8          3.1
Average           13.1         10.7      11.0         11.0
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended August 31, 1999.


      SHAREHOLDER FEES (FEES PAID directly FROM YOUR INVESTMENT)

      Sales Charge (Load) Imposed on Purchases:                             None
      Sales Charge (Load) Imposed on Reinvested Dividends:                  None
      Redemption Fee:                                                       None
      Exchange Fee:                                                         None

      ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
      THE FUND'S ASSETS)
      Management Expenses:                                                 0.25%
      12b-1 Distribution Fee:                                               None
      Other Expenses:                                                      0.14%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.39%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


          -----------------------------------------------------------
              1 YEAR       3 YEARS        5 YEARS        10 YEARS
          -----------------------------------------------------------
                $40          $125            $219           $493
          -----------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard U.S. Growth Fund's expense ratio in fiscal year 1999 was 0.39%, or $3.90 per $1,000 of average net assets. The average large-cap growth mutual fund had expenses in 1998 of 1.39%, or $13.90 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

--------------------------------------------------------------------------------

                                                                               3
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           NEWSPAPER ABBREVIATION
Distributed annually in December      USGro

INVESTMENT ADVISER                    VANGUARD FUND NUMBER
Lincoln Capital Management Company,   023
Chicago, Ill., since 1987

INCEPTION DATE                        CUSIP NUMBER
January 6, 1959                       921910105


NET ASSETS AS OF AUGUST 31, 1999      TICKER SYMBOL
$16 billion                           VWUSX

--------------------------------------------------------------------------------


================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard U.S. Growth Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard U.S. Growth Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================


WHO SHOULD INVEST

The Fund may be a suitable investment for you if:

- You wish to add a growth stock fund to your existing holdings, which could include other stock investments as well as bond, money market, and tax-exempt investments.
-    You are seeking growth of capital over the long term--at least five years.
-    You are not looking for current income.

- You are seeking a fund that emphasizes companies with established records of growth.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

4


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit on the number of times you can exchange into and out of the Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    The Fund reserves the right to stop offering shares at any time.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value, and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective, long-term growth of capital. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--market risk, investment style risk, concentration risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund and may change the investment strategies in the interest of shareholders.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion.Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------


MARKET EXPOSURE
The Fund's primary strategy is to invest chiefly in the common stocks of large-capitalization companies that offer favorable prospects for capital growth but that produce little current income.

[FLAG] THE FUND IS SUBJECT TO MARKET RISK,  WHICH IS THE POSSIBILITY  THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1998)
--------------------------------------------------------------------------------
                 1 YEAR       5 YEARS   10 YEARS      20 YEARS
--------------------------------------------------------------------------------
Best              54.2%        24.1%     19.9%        17.7%
Worst            -43.1        -12.4      -0.8          3.1
Average           13.1         10.7      11.0         11.0
--------------------------------------------------------------------------------


    The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1998. You can see, for example, that while the average return on stocks for all of the 5-year periods was 10.7%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 24.1% (from 1994 through 1998). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

6

[FLAG] THE FUND IS SUBJECT TO INVESTMENT  STYLE RISK,  WHICH IS THE  POSSIBILITY
     THAT RETURNS FROM LARGE-CAPITALIZATION GROWTH STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. AS A GROUP, LARGE-CAPITALIZATION GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                             FUND DIVERSIFICATION

In general, the more diversified a fund's stock holdings, the less likely it is that a specific stock's poor performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 34% of its assets invested in its ten largest holdings, while some less-diversified funds have more than 50% of their assets invested in the stocks of just ten companies.
--------------------------------------------------------------------------------


SECURITY SELECTION
Lincoln Capital Management Company (Lincoln), adviser to the Fund, selects common stocks of large, seasoned U.S. companies that have past records of growth and, in Lincoln's opinion, have above-average prospects for continued growth and are selling at attractive prices. Such companies tend to have strong positions in their industry, reasonable financial strength, and relatively low sensitivity to changing economic conditions. Lincoln seeks to identify stocks that sell at attractive prices in relation to their growth potential.


[FLAG]BECAUSE THE FUND INVESTS A HIGHER  PERCENTAGE OF ASSETS IN ITS TEN LARGEST
     HOLDINGS THAN THE AVERAGE STOCK FUND DOES, THE FUND IS SUBJECT TO THE RISK THAT ITS PERFORMANCE MAY BE HURT DISPRO-PORTIONATELY BY THE POOR PERFORMANCE OF RELATIVELY FEW STOCKS.


     As of August 31, 1999, the Fund had invested 40.3% of its assets in its top ten holdings.

     The Fund is run by Lincoln according to traditional methods of active investment management. This means that securities are bought and sold according to Lincoln's judgments about companies and their financial prospects, within the context of the stock market and the economy in general.
     The Fund is generally managed without regard to tax ramifications.

[FLAG]THE FUND IS SUBJECT TO MANAGER  RISK,  WHICH IS THE  POSSIBILITY  THAT THE
     ADVISER MAY DO A POOR JOB OF SELECTING STOCKS.


TURNOVER RATE
Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about 42%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all domestic stock funds is approximately 86%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS
Besides investing in common stocks of growth companies, the Fund may make certain other kinds of investments to achieve its objective.

     The Fund may invest in securities that are convertible to common stocks, and, to a limited extent, in foreign securities.
     The Fund may also invest, to a limited extent, in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

     The Fund may temporarily depart from its normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

8

THE FUND AND VANGUARD


The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $510 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund employs Lincoln Capital Management Company (Lincoln), 200 South Wacker Drive, Chicago, IL 60606, as its investment adviser. Lincoln manages the Fund subject to the control of the Trustees and officers of the Fund.
     Lincoln's advisory fee is paid quarterly. This fee is based on certain annual percentage rates applied to the Fund's average month-end assets for each quarter.

     For the year ended August 31, 1999, the investment advisory fee paid to Lincoln represented an effective annual rate of 0.12% of the Fund's average net assets.

     The Fund has authorized Lincoln to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions.
     In the interest of obtaining better execution of a transaction, Lincoln may choose brokers who charge higher commissions. If more than one broker can obtain the best available price and favorable execution of a transaction, then Lincoln is authorized to choose a broker who, in addition to executing the transaction, will provide research services to Lincoln or the Fund. Also, the Fund may direct Lincoln to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser, either as a replacement for Lincoln or as an additional adviser. However, any such change will be communicated to shareholders in writing.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

Lincoln Capital Management Company is an investment advisory firm founded in 1967. As of August 31, 1999, Lincoln managed more than $60 billion in assets. It provides investment counseling services to a limited number of clients, most of which are institutional clients such as pension funds. The managers responsible for overseeing the implementation of Lincoln's strategy for Vanguard U.S. Growth Fund are:

J. PARKER HALL III, Chief Executive Officer and Managing Director of Lincoln; has worked in investment management since 1957; with Lincoln since 1971; Fund Manager since 1987; B.A., Swarthmore College; M.B.A., Harvard Business School.

DAVID M. FOWLER, Executive Vice President and Managing Director of Lincoln; has worked in investment management since 1972; with Lincoln since 1984; Fund Manager since 1987; B.S., Loyola University; M.B.A., Northwestern University.

JOHN S. COLE, Principal of Lincoln; has worked in investment management since 1992; Executive Vice President and Chief Equity Officer of Boatman's Trust Company from 1992 until joining Lincoln in 1997; and Fund Manager since 1999; B.S., Bentley College; M.B.A., University of Notre Dame.
--------------------------------------------------------------------------------


YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

     The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Those systems have been back in use since that time. We completed mission -critical hardware and software product upgrades in 1998; remaining non-mission -critical upgrades were completed in March 1999.
     Vanguard has worked closely with external partners, suppliers, and vendors, including fund managers and other service providers, to determine their level of compliance with Year 2000 standards and to ensure that the systems with which we interact remain operational at all times.
     In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard has updated existing contingency plans so that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

     However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

10

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES


The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis, if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


         NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING


     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is USGRO.

                                                                              11
FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                                VANGUARD U.S. GROWTH FUND
                                                   YEAR ENDED AUGUST 31,
                                      ------------------------------------------
                                        1999    1998     1997    1996     1995
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR    $30.36  $27.74   $22.62  $18.83   $15.52
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                   .21     .21      .27     .26      .25
 Net Realized and Unrealized Gain Loss)
  on Investments                       10.85    3.57     6.73    4.39     3.24
                                      ------------------------------------------
 Total from Investment Operations      11.06    3.78     7.00    4.65     3.49
                                      ------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income  (.19)   (.27)    (.26)   (.29)    (.18)
 Distributions from Realized Capital
   Gains                              (2.31)   (.89)   (1.62)   (.57)     ---
                                      ------------------------------------------
 Total Distributions                  (2.50)  (1.16)   (1.88)   (.86)    (.18)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $38.92  $30.36   $27.74  $22.62   $18.83
================================================================================
TOTAL RETURN                          37.38%  14.01%  32.50%  25.28%    22.75%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)  $16,007  $9,587   $7,445  $4,544   $2,989
 Ratio of Total Expenses to
  Average Net Assets                   0.39%   0.41%    0.42%   0.43%    0.47%
 Ratio of Net Investment Income to
  Average Net Assets                   0.59%   0.69%    1.13%   1.32%    1.59%
 Turnover Rate                           49%     48%      35%     44%      32%
================================================================================

12
--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $30.36 per share. During the year, the Fund earned $.21 per share from investment income (interest and dividends) and $10.85 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $2.50 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($11.06 per share) minus the distributions ($2.50 per share) resulted in a share price of $38.92 at the end of the year. This was an increase of $8.56 per share (from $30.36 at the beginning of the year to $38.92 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 37.38% for the year.

As of August 31, 1999, the Fund had $16.0 billion in net assets. For the year, its expense ratio was 0.39% ($3.90 per $1,000 of net assets); and its net investment income amounted to 0.59% of its average net assets. It sold and replaced securities valued at 49% of its net assets.

--------------------------------------------------------------------------------






"Standard & Poor's/(R)/,"  "S&P/(R)/," "S&P 500/(R)/,"  "Standard & Poor's 500,"
 and "500" are trademarks of The McGraw-Hill Companies, Inc.

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.


EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.


     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

14

ACCESSING FUND INFORMATION BY COMPUTER
--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison with such factors as revenue, earnings, book value, and dividends.


INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/ earnings ratio of 10.

PRINCIPAL
The amount of your own money you put into an investment.

SECURITIES
Stocks, bonds, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distrib-utions of dividends and capital gains.

VALUE STOCK FUND

A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [SHIP LOGO]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Institutional  Division
                                                    Post Office Box 2900
                                                    Valley Forge,  PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Growth Fund, the
following documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the Fund's
investments is available in the Fund's
annual and semiannual reports to
shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by
reference into (and
are thus legally a part of) this
prospectus.

To receive a free copy of the latest
annual or semiannual report or the SAI,
or to request additional information
about the Fund or other Vanguard funds,
please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM



INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)
You can review and copy information
about the Fund (including the SAI) at the SEC's Public Reference Room in
Washington, DC. To find out more about
this public service, call the SEC at 1-800-
SEC-0330. Reports and other information
about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC 20549-
6009.

Fund's Investment Company Act
file number: 811-1027

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I023N-12/17/1999

                                                                   VANGUARD/(R)/
                                                       INTERNATIONAL GROWTH FUND

                                                                      Prospectus

                                                               December 17, 1999


This prospectus contains
financial data
for the Fund through the
fiscal year ended
August 31, 1999.


                                                                    [A MEMBER OF
                                                        THE VANGUARD GROUP LOGO]

VANGUARD INTERNATIONAL GROWTH FUND

Prospectus

December 17, 1999



An International Stock Mutual Fund


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
1  FUND PROFILE                          12  FINANCIAL HIGHLIGHTS
3  ADDITIONAL INFORMATION                14  INVESTING WITH VANGUARD
3  A WORD ABOUT RISK                     14  SERVICES AND ACCOUNT FEATURES
3  WHO SHOULD INVEST                     15  TYPES OF ACCOUNTS
4  PRIMARY INVESTMENT STRATEGIES         16  BUYING SHARES
8  THE FUND AND VANGUARD                 18  REDEEMING SHARES
8  INVESTMENT ADVISER                    21  TRANSFERRING REGISTRATION
9  YEAR 2000 CHALLENGE                   22  FUND AND ACCOUNT UPDATES
10 DIVIDENDS, CAPITAL GAINS, AND TAXES   GLOSSARY (inside back cover)
11 SHARE PRICE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard International Growth Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------











NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE
The following profile summarizes key features of Vanguard International Growth Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital growth.


INVESTMENT STRATEGIES
The Fund invests primarily in the stocks of seasoned companies located outside the United States. In selecting stocks, the Fund evaluates foreign markets around the world, choosing companies in those markets with above-average growth potential.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Investment style risk, which is the chance that returns from growth stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


        ---------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
                               1989        24.76%
                               1990       -12.05%
                               1991         4.74%
                               1992        -5.79%
                               1993        44.74%
                               1994         0.76%
                               1995        14.89%
                               1996        14.65%
                               1997         4.12%
                               1998        16.93%
        ---------------------------------------------------------------------
        The Fund's year-to-date return as of the most recent calendar quarter ended September 30, 1999, was 3.68%.
        ---------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 17.94% (quarter ended September 30, 1989) and the lowest return for a quarter was -18.25% (quarter ended September 30, 1990).

2

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                          1 YEAR      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Vanguard International Growth Fund         16.9%        10.1%          9.7%
MSCI EAFE Index*                           20.3          9.5           5.9
--------------------------------------------------------------------------------
*Morgan Stanley Capital International Europe, Australasia, Far East Index
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended August 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)

      Sales Charge (Load) Imposed on Purchases:                    None
      Sales Charge (Load) Imposed on Reinvested Dividends:         None
      Redemption Fee:                                              None
      Exchange Fee:                                                None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from
      the fund's assets)
      Management Expenses:                                        0.36%
      12b-1 Distribution Fee:                                      None
      Other Expenses:                                             0.22%

       TOTAL ANNUAL FUND OPERATING EXPENSES:                      0.58%



     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


        ---------------------------------------------------------------
             1 YEAR          3 YEARS       5 YEARS      10 YEARS
        ---------------------------------------------------------------
               $59            $186           $324         $726
        ---------------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard International Growth Fund's expense ratio in fiscal year 1999 was 0.58%, or $5.80 per $1,000 of average net assets. The average actively managed international equity mutual fund had expenses in 1998 of 1.66%, or $16.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS             MINIMUM INITIAL INVESTMENT
Distributed annually in December        $3,000; $1,000 for IRAs and custodial
                                        accounts for minors

INVESTMENT ADVISER                      NEWSPAPER ABBREVIATION
Schroder Investment Management North    IntlGr
America Inc., New York, N.Y., since 1981

INCEPTION DATE                          VANGUARD FUND NUMBER
September 30, 1981                      081

NET ASSETS AS OF AUGUST 31, 1999        CUSIP NUMBER
$8 billion                              921910204

SUITABLE FOR IRAS                       TICKER SYMBOL
Yes                                     VWIGX
--------------------------------------------------------------------------------


================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard International Growth Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard International Growth Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================


WHO SHOULD INVEST

The Fund may be a suitable investment for you if:

- You wish to add an international stock fund to your existing holdings, which could include other stock investments as well as bond, money market, and tax-exempt investments.

- You are willing to accept the additional risks (country risk, currency risk, etc.) associated with international investments.

-    You are seeking  growth of capital over the long term--at least five years.

-    You are not looking for current income.

4

THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected becauseof the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit to the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

-    The Fund reserves the right to stop offering shares at any time.

PRIMARY INVESTMENT STRATEGIES

This section explains how the investment adviser implements the Fund's strategy to achieve the objective of long-term growth of capital. It also explains several important risks-- investment style risk, market risk, currency risk, country risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund and in the interest of shareholders may change the investment strategies.


MARKET EXPOSURE
The Fund's primary strategy is to invest in the stocks of non-U.S. companies with above-average potential for growth. About two-thirds of the Fund's assets are invested in long-term growth stocks; the remaining third may be invested in companies that pursue shorter-term opportunities.


[FLAG]THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE  POSSIBILITY
     THAT RETURNS FROM GROWTH STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. AS A GROUP, GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value, and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO MARKET RISK,  WHICH IS THE  POSSIBILITY  THAT STOCK
     LOGO PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE AS RISKY AS, IF NOT MORE RISKY THAN, U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


--------------------------------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-1998)
--------------------------------------------------------------------------------
                    1 YEAR     5 YEARS   10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best                 69.9%       36.5%     22.8%          16.3%
Worst               -23.2         1.5       5.9           12.0
Average              14.7        13.6      14.9           14.7
--------------------------------------------------------------------------------


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1998. Keep in mind that this was a particularly favorable period for all stock markets. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or this Fund in particular.

6

     Keep in mind, too, that because Vanguard International Growth Fund's holdings are not identical to the MSCI EAFE Index or any other market index, the performance of the Fund will not mirror the returns of any particular index.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stock may not be as liquid as the stock of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from a foreign investment.
--------------------------------------------------------------------------------


[FLAG]THE FUND IS SUBJECT TO  CURRENCY  RISK,  WHICH IS THE  POSSIBILITY  THAT A
     STRONGER U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST ANOTHER COUNTRY'S CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS. ON THE OTHER HAND, A WEAKER U.S. DOLLAR
     GENERALLY   LEADS  TO  HIGHER   RETURNS  FOR  AMERICANS   HOLDING   FOREIGN
     INVESTMENTS.

[FLAG]THE  FUND IS  SUBJECT  TO  COUNTRY  RISK,  WHICH IS THE  POSSIBILITY  THAT
     POLITICAL EVENTS (A WAR, NATIONAL ELECTIONS), FINANCIAL PROBLEMS (RISING INFLATION, GOVERNMENT DEFAULT), OR NATURAL DISASTERS (AN EARTHQUAKE, A
     FLOOD) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.


SECURITY SELECTION

Schroder Investment Management North America Inc. (Schroder), adviser to the Fund, believes that the two most important factors in managing the investments of an international stock fund are country selection and stock selection. Schroder continually evaluates financial markets around the world--including Japan, the United Kingdom, the Netherlands, Germany, France, Switzerland, Sweden, Australia, Hong Kong, Singapore, Malaysia, and Italy--and identifies those countries with, in the adviser's opinion, the most favorable business climates.

     Once an attractive market has been identified, Schroder analyzes the companies there and ranks them according to their potential for above-average earnings growth. Schroder considers on-site evaluations a vital part of the security selection process, and members of its team therefore visit more than 6,000 companies in more than 20 countries each year. The companies chosen by Schroder reflect a wide variety of countries and industries.
     The Fund is run by Schroder according to traditional methods of active investment management, which means securities are bought and sold according to Schroder's judgments about companies and their financial prospects, and about foreign stock markets and economies in general.
     The Fund is generally managed without regard to tax ramifications.

[FLAG]THE FUND IS SUBJECT TO MANAGER  RISK,  WHICH IS THE  POSSIBILITY  THAT THE
     ADVISER MAY DO A POOR JOB OF SELECTING STOCKS.


TURNOVER RATE
Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about 30%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all international stock funds is approximately 72%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, the Fund may follow a number of other investment policies to achieve its objective.

     The Fund may enter into forward foreign currency contracts, which help protect its holdings against unfavorable short-term changes in exchange rates. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. The contracts will not prevent the Fund's securities from falling in value during foreign market downswings. Schroder will use these contracts to eliminate some of the uncertainty of foreign exchange rates.

     The Fund may also invest, to a limited extent, in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.


     The reasons for which the Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

The Fund may temporarily depart from its normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

8


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------


THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $510 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund employs Schroder Investment Management North America, Inc. (Schroder), 31 Gresham Street, London EC2V7QA, England, as its investment adviser. Schroder manages the Fund subject to the control of the Trustees and officers of the Fund.

     Schroder's advisory fee is paid quarterly and is based on certain annual percentage rates multiplied by the Fund's average month-end assets for each quarter.

     In addition, Schroder's advisory fee is increased or decreased, based on the cumulative investment performance of the Fund over a trailing 36-month period as compared to the cumulative total return of the MSCI EAFE Index over the same period. This index is a widely-used barometer of European and Pacific stock market activity.

     For the year ended August 31, 1999, the investment advisory fee paid to Schroder represented an effective annual rate of 0.13% of the Fund's average net assets before an increase of 0.01% based on performance.

     The Fund has authorized Schroder to choose brokers or dealers to handle the purchase and sale of securities, and to get the best available price and most favorable execution from these brokers with respect to all transactions.
     In the interest of obtaining better execution of a transaction, Schroder may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and favorable execution of a transaction, then Schroder is authorized to choose a broker who, in addition to executing the transaction, will provide research services to Schroder or the Fund. Also, the Fund may direct Schroder to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser, either as a replacement for Schroder or as an additional adviser. However, any such change will be communicated to shareholders in writing.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

Schroder Investment Management North America Inc. (Schroder) is part of a worldwide group of banks and financial services companies known as The Schroder Group. As of August 31, 1999, the Group managed more than $200 billion in assets. The manager responsible for overseeing Schroder's strategy for Vanguard International Growth Fund is:

     RICHARD FOULKES, Executive Vice President and Deputy Chairman of Schroder; with Schroder since 1968; Fund Manager since 1981; educated at the Sorbonne, France; B.A., M.A., Cambridge University, England.
--------------------------------------------------------------------------------


YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

     The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Those systems have been back in use since that time. We completed mission -critical hardware and software product upgrades in 1998; remaining non-mission -critical upgrades were completed in March 1999.
     Vanguard has worked closely with external partners, suppliers, and vendors, including fund managers and other service providers, to determine their level of compliance with Year 2000 standards and to ensure that the systems with which we interact remain operational at all times.
     In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard has updated existing contingency plans so that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

 However,  despite  Vanguard's  efforts  and  contingency  plans,   noncompliant
computer systems could have a material adverse effect on the Fund's business, operations, or financial

10

condition.   Additionally,   the   Fund's   performance   could  be  hurt  if  a
computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable as if received in December.

- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.


- State and local income taxes may apply to any dividend or capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares.


- The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS Form 1116 for more information.

GENERAL  INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not provide us with your correct taxpayer identification number and certify that it is correct. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


        NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING



     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of the Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, invest-

12

ments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees. The Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is INTLGR.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


                                           VANGUARD INTERNATIONAL GROWTH FUND
                                               YEAR ENDED AUGUST 31,

                                       ----------------------------------------
                                        1999    1998     1997    1996     1995
-------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR    $16.57  $17.86   $16.13  $14.70   $14.36
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS

 Net Investment Income                   .27     .25      .19     .19      .20
 Net Realized and Unrealized Gain(Loss) 3.29   (.81)     2.28    1.65      .32
   on Investments
                                       ----------------------------------------
 Total from Investment Operations       3.56   (.56)     2.47    1.84      .52
                                       ----------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income  (.22)   (.21)    (.19)   (.20)    (.18)
 Distributions from Realized Capital   (.16)   (.52)    (.55)   (.21)      ---
 Gains
                                       ----------------------------------------
 Total Distributions                   (.38)   (.73)    (.74)   (.41)    (.18)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $19.75  $16.57   $17.86  $16.13   $14.70
-------------------------------------------------------------------------------
                                      21.70%  -2.99%   15.84%  12.72%    3.76%
TOTAL RETURN
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)   $8,000  $6,820   $7,089  $4,997   $3,354
 Ratio of Total Expenses to
 Average Net Assets                    0.58%   0.59%    0.57%   0.56%    0.59%
 Ratio of Net Investment Income to
 Average Net Assets                    1.42%   1.39%    1.26%   1.35%    1.53%
 Turnover Rate                           37%     37%      22%     22%      31%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $16.57 per share. During the year, the Fund earned $.27 per share from investment income (interest and dividends) and $3.29 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $.38 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($3.56 per share) minus the distributions ($.38 per share) resulted in a share price of $19.75 at the end of the year. This was an increase of $3.18 per share (from $16.57 at the beginning of the year to $19.75 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 21.70% for the year.

As of August 31, 1999, the Fund had $8 billion in net assets. For the year, its expense ratio was 0.58% ($5.80 per $1,000 of net assets); and its net investment income amounted to 1.42% of its average net assets. It sold and replaced securities valued at 37% of its net assets.
--------------------------------------------------------------------------------





"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

14


--------------------------------------------------------------------------------
INVESTING  WITH VANGUARD
     Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK ICON]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------

VANGUARD(R) DIRECT DEPOSIT SERVICE/TM/ [BOOK ICON]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK ICON]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.

--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS/(R)/ [BOOK ICON]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS/TM/ [BOOK ICON]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------

VANGUARD TELE-ACCOUNT/(R)/ 1-800-662-6273 (ON-BOARD) [BOOK ICON]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------


ACCESS VANGUARD/(R)/ www.vanguard.com [COMPUTER ICON]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.


*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273

Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK ICON]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK ICON]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK ICON]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

16

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account

$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------

A NOTE ON LOW BALANCES
The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------


BY MAIL TO . . .[ENVELOPE ICON]

open a new account

Complete and sign the account registration form and enclose your check.


add to an existing account

Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.


Make your check payable to: The Vanguard Group-81
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2600                455 Devon Park Drive
Valley Forge, PA 19482-2600  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

BY TELEPHONE TO . . .[TELEPHONE ICON]

open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see Services and Account Features) to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.


Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739

*You must obtain a Personal  Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------

IMPORTANT  NOTE:  Once  you  have  requested  a  telephone   transaction  and  a
confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

--------------------------------------------------------------------------------

BY WIRE TO OPEN A NEW  ACCOUNT OR ADD TO AN  EXISTING  ACCOUNT [WIRE ICON]

Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.


Wire to:



FRB ABA 021001088


HSBC Bank USA


For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard International Growth Fund-81
[Account number, or temporary number for a new account]

[Registered account owner(s)]

[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

--------------------------------------------------------------------------------

A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.

--------------------------------------------------------------------------------

18

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:

-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.


* May require a signature guarantee; see footnote on page 20. A signature guarantee may be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. Stock Exchange.


When Exchanging Shares:

- The redemption proceeds are used to purchase shares of a different Vanguard fund.

-    You must meet the  receiving  fund's  minimum  investment  requirements.

- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.


In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------

NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION

 You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.

--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER ICON]
ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).


--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE ICON]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account   Client Services
1-800-662-6273          1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

-    The ten-digit account number.

-    The name and address exactly as registered on the account.

- The primary Social Security or employer identification number as registered on the account.

-    The  Personal   Identification   Number,   if  applicable   (for  instance,
     Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------

A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE ICON]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:

-    Traditional IRAs and Roth IRAs--call Client Services.

- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans a 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

20

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1120                455 Devon Park Drive
Valley Forge, PA 19482-1120  Wayne, PA 19087-1815


For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:

The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of fund shares within any 90-day period, the fund reserves the right to pay part or all of the redemption proceeds above $250,000 in- kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express redemption.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------
FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:

-    The Fund name and  account  number.

-    The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

-    Signature  guarantees (if required).*

-    Any supporting legal documentation that may be required.

-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.

--------------------------------------------------------------------------------

LIMITS ON ACCOUNT ACTIVITY

Because excessive account transactions can disrupt the management of the fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.

-    Your round trips  through  the Fund must be at least 30 days  apart.

-    The Fund  may  refuse a share  purchase  at any  time,  for any  reason.

- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.

--------------------------------------------------------------------------------

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------
TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.


First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815


For clients of Vanguard's Institutional Division...

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------

22

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS



We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address-instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK ICON]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in October and April for this Fund.
--------------------------------------------------------------------------------

TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.

--------------------------------------------------------------------------------

AVERAGE COST REVIEW STATEMENT [BOOK ICON]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The possibility that events such as political or financial troubles or natural disasters will weaken a country's economy.

CURRENCY RISK
The possibility that an American's foreign investment will lose money because of unfavorable currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.



GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison with such factors as revenue, earnings, book value, and dividends.


INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.


PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/ earnings ratio of 10.


TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distrib-utions of dividends and capital gains.

VALUE STOCK FUND

A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                    [THE VANGUARD GROUP (R)LOGO]

                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more  information
about Vanguard International Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO
SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI  provides  more  detailed
information about the Fund.

The  current  annual and  semiannual
reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)


TEXT TELEPHONE:
1-800-749-7273

--------------

INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)
You can review  and copy  information
about the Fund (including the SAI) at the SEC's Public Reference Room in
Washington,  DC. To find out more about
this  public service, call the SEC at 1-800-
SEC-0330. Reports and other information
about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference
Section,Securities and Exchange
Commission, Washington, DC 20549-6009.

Fund's Investment Company Act
file number: 811-1027


(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P081N-12/17/1999

                                                                   VANGUARD/(R)/
                                                       INTERNATIONAL GROWTH FUND

                                                          Participant Prospectus

                                                               December 17, 1999



This prospectus contains
financial data for the
Fund through the
fiscal year ended
August 31, 1999.

                                                                    [A MEMBER OF
                                                        THE VANGUARD GROUP LOGO]

VANGUARD INTERNATIONAL GROWTH FUND

Participant Prospectus

December 17, 1999


An International Stock Mutual Fund


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
1  FUND PROFILE                   9  YEAR 2000 CHALLENGE
3  ADDITIONAL INFORMATION         10 DIVIDENDS, CAPITAL GAINS, AND TAXES
3  A WORD ABOUT RISK              10 SHARE PRICE
3  WHO SHOULD INVEST              12 FINANCIAL HIGHLIGHTS
4  PRIMARY INVESTMENT STRATEGIES  14 INVESTING WITH VANGUARD
8  THE FUND AND VANGUARD          15 ACCESSING FUND INFORMATION BY COMPUTER
8  INVESTMENT ADVISER             GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard International Growth Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk/(R)/" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE
This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------









NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard International Growth Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital growth.

INVESTMENT STRATEGIES
The Fund invests primarily in the stocks of seasoned companies located outside the United States. In selecting stocks, the Fund evaluates foreign markets around the world, choosing companies in those markets with above-average growth potential.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. The Fund is also subject to:

- Country risk, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

- Currency risk, which is the chance that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

- Investment style risk, which is the chance that returns from growth stocks will trail returns from other asset classes or the overall stock market.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


        ---------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
                               1989        24.76%
                               1990       -12.05%
                               1991         4.74%
                               1992        -5.79%
                               1993        44.74%
                               1994         0.76%
                               1995        14.89%
                               1996        14.65%
                               1997         4.12%
                               1998        16.93%
        ---------------------------------------------------------------------
        The Fund's year-to-date return as of the most recent calendar quarter ended September 30, 1999, was 3.68%.
        ---------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 17.94% (quarter ended September 30, 1989) and the lowest return for a quarter was -18.25% (quarter ended September 30, 1990).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                          1 YEAR      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Vanguard International Growth Fund         16.9%        10.1%          9.7%
MSCI EAFE Index*                           20.3          9.5           5.9
--------------------------------------------------------------------------------
*Morgan Stanley Capital International Europe, Australasia, Far East Index
--------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended August 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)

      Sales Charge (Load) Imposed on Purchases:                    None
      Sales Charge (Load) Imposed on Reinvested Dividends:         None
      Redemption Fee:                                              None
      Exchange Fee:                                                None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from
      the fund's assets)
      Management Expenses:                                        0.36%
      12b-1 Distribution Fee:                                      None
      Other Expenses:                                             0.22%

       TOTAL ANNUAL FUND OPERATING EXPENSES:                      0.58%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


          -----------------------------------------------------------
              1 YEAR       3 YEARS        5 YEARS        10 YEARS
          -----------------------------------------------------------
                $40          $125            $219           $493
          -----------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard International Growth Fund's expense ratio in fiscal year 1999 was 0.58%, or $5.80 per $1,000 of average net assets. The average actively managed international equity mutual fund had expenses in 1998 of 1.66%, or $16.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NEWSPAPER ABBREVIATION
Distributed annually in December          IntlGr


INVESTMENT ADVISERS
Schroder Investment Management North      VANGUARD FUND NUMBER
America Inc., New York, N.Y., since 1981  081

INCEPTION DATE                            CUSIP NUMBER
September 30, 1981                        921910204

NET ASSETS AS OF AUGUST 31, 1999          TICKER SYMBOL
$8 billion                                VWIGX

--------------------------------------------------------------------------------


================================================================================
A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard International Growth Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard International Growth Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

WHO SHOULD INVEST

The Fund may be a suitable investment for you if:
- You wish to add an international stock fund to your existing holdings, which could include other stock investments as well as bond, money market, and tax-exempt investments.

- You are willing to accept the additional risks (country risk, currency risk, etc.) associated with international investments.

-    You are seeking  growth of capital over the long term--at least five years.

-    You are not looking for current income.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

4

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit to the number of times you can exchange into and out of the Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).

-    The Fund reserves the right to stop offering shares at any time.

PRIMARY INVESTMENT STRATEGIES

This section explains how the investment adviser implements the Fund's strategy to achieve the objective of long-term growth of capital. It also explains several important risks--investment style risk, market risk, currency risk, country risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund and in the interest of shareholders may change the investment strategies.


MARKET EXPOSURE
The Fund's primary strategy is to invest in the stocks of non-U.S. companies with above-average potential for growth. About two-thirds of the Fund's assets are invested in long-term growth stocks; the remaining third may be invested in companies that pursue shorter-term opportunities.


[FLAG]THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE  POSSIBILITY
     THAT RETURNS FROM GROWTH STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. AS A GROUP, GROWTH STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

5

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, book value, and dividends. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison to such factors as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------


[FLAG]THE FUND IS SUBJECT TO MARKET RISK,  WHICH IS THE  POSSIBILITY  THAT STOCK
     LOGO PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.
          IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE AS RISKY AS, IF NOT MORE RISKY THAN, U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



--------------------------------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-1998)
--------------------------------------------------------------------------------
                    1 YEAR     5 YEARS   10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best                 69.9%       36.5%     22.8%          16.3%
Worst               -23.2         1.5       5.9           12.0
Average              14.7        13.6      14.9           14.7
--------------------------------------------------------------------------------


 The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 1998. Keep in mind that this was a particularly favorable period for all stock markets. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or this Fund in particular.

6

 Keep in mind, too, that because Vanguard International Growth Fund's holdings are not identical to the MSCI EAFE Index or any other market index, the performance of the Fund will not mirror the returns of any particular index.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     THE RISKS OF INTERNATIONAL INVESTING

Because foreign stock markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stock may not be as liquid as the stock of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from a foreign investment.
--------------------------------------------------------------------------------


[FLAG]THE FUND IS SUBJECT TO  CURRENCY  RISK,  WHICH IS THE  POSSIBILITY  THAT A
     STRONGER U.S. DOLLAR WILL REDUCE RETURNS FOR AMERICANS INVESTING OVERSEAS. GENERALLY, WHEN THE DOLLAR RISES IN VALUE AGAINST ANOTHER COUNTRY'S CURRENCY, YOUR INVESTMENT IN THAT COUNTRY LOSES VALUE BECAUSE ITS CURRENCY IS WORTH FEWER U.S. DOLLARS. ON THE OTHER HAND, A WEAKER U.S. DOLLAR
     GENERALLY   LEADS  TO  HIGHER   RETURNS  FOR  AMERICANS   HOLDING   FOREIGN
     INVESTMENTS.

[FLAG]THE  FUND IS  SUBJECT  TO  COUNTRY  RISK,  WHICH IS THE  POSSIBILITY  THAT
     POLITICAL EVENTS (A WAR, NATIONAL ELECTIONS), FINANCIAL PROBLEMS (RISING INFLATION, GOVERNMENT DEFAULT), OR NATURAL DISASTERS (AN EARTHQUAKE, A
     FLOOD) WILL WEAKEN A COUNTRY'S ECONOMY AND CAUSE INVESTMENTS IN THAT COUNTRY TO LOSE MONEY.


SECURITY SELECTION

Schroder Investment Management North America Inc. (Schroder), adviser to the Fund, believes that the two most important factors in managing the investments of an international stock fund are country selection and stock selection. Schroder continually evaluates financial markets around the world--including Japan, the United Kingdom, the Netherlands, Germany, France, Switzerland, Sweden, Australia, Hong Kong, Singapore, Malaysia, and Italy--and identifies those countries with, in the adviser's opinion, the most favorable business climates.

     Once an attractive market has been identified, Schroder analyzes the companies there and ranks them according to their potential for above-average earnings growth. Schroder considers on-site evaluations a vital part of the security selection process, and members of its team therefore visit more than 6,000 companies in more than 20 countries each year. The companies chosen by Schroder reflect a wide variety of countries and industries.

     The Fund is run by Schroder according to traditional methods of active investment management, which means securities are bought and sold according to Schroder's judgments about companies and their financial prospects, and about foreign stock markets and economies in general.

     The Fund is generally managed without regard to tax ramifications.

[FLAG] FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  POSSIBILITY  THAT THE
     ADVISER MAY DO A POOR JOB OF SELECTING STOCKS.

TURNOVER RATE

Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about 30%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all international stock funds is approximately 72%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS

Besides investing in stocks of foreign companies, the Fund may follow a number of other investment policies to achieve its objective.

     The Fund may enter into forward foreign currency contracts, which help protect its holdings against unfavorable short-term changes in exchange rates. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of international stock funds use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. The contracts will not prevent the Fund's securities from falling in value during foreign market downswings. Schroder will use these contracts to eliminate some of the uncertainty of foreign exchange rates.

     The Fund may also invest, to a limited extent, in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.


     The reasons for which the Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


     The Fund may temporarily  depart from its normal  investment  policies--for
instance,   by  investing   substantially  in  cash  reserves--in   response  to
extraordinary market, economic,

8

political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------


THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $510 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Fund employs Schroder Investment Management North America Inc. (Schroder), 31 Gresham Street, London, EC2V7QA, England, as its investment adviser. Schroder manages the Fund subject to the control of the Trustees and officers of the Fund.

     Schroder's advisory fee is paid quarterly and is based on certain annual percentage rates multiplied by the Fund's average month-end assets for each quarter.
     In addition, Schroder's advisory fee is increased or decreased, based on the cumulative investment performance of the Fund over a trailing 36-month period as compared to the cumulative total return of the MSCI EAFE Index over the same period. This index is a widely-used barometer of European and Pacific stock market activity.

     For the year ended August 31, 1999, the investment advisory fee paid to Schroder represented an effective annual rate of 0.13% of the Fund's average net assets before an increase of 0.01% based on performance.

     The Fund has authorized Schroder to choose brokers or dealers to handle the purchase and sale of securities, and to get the best available price and most favorable execution from these brokers with respect to all transactions.
     In the interest of obtaining better execution of a transaction, Schroder may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and favorable execution of a transaction, then Schroder is authorized to choose a broker who, in addition to executing the transaction, will provide research services to Schroder or the Fund. Also, the Fund may direct Schroder to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser, either as a replacement for Schroder or as an additional adviser. However, any such change will be communicated to shareholders in writing.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER
Schroder Investment Management North America Inc. (Schroder) is part of a worldwide group of banks and financial services companies known as The Schroder Group. As of August 31, 1999, the Group managed more than $200 billion in assets. The manager responsible for overseeing Schroder's strategy for Vanguard International Growth Fund is:

RICHARD FOULKES, Executive Vice President and Deputy Chairman of Schroder; with Schroder since 1968; Fund Manager since 1981; educated at the Sorbonne, France; B.A., M.A., Cambridge University, England.
--------------------------------------------------------------------------------


YEAR 2000 CHALLENGE

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

     The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Those systems have been back in use since that time. We completed mission -critical hardware and software product upgrades in 1998; remaining non-mission -critical upgrades were completed in March 1999.
     Vanguard has worked closely with external partners, suppliers, and vendors, including fund managers and other service providers, to determine their level of compliance with Year 2000 standards and to ensure that the systems with which we interact remain operational at all times.
     In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard has updated existing contingency plans so that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor

10

these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.
     However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis, if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


         NET ASSET VALUE = TOTAL ASSETS - LIABILITIES
                         -------------------------------
                          NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day. Because foreign securities markets may operate on days which are not business days in the United States, the value of the Fund's holdings may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

11

     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees. The Fund also may use fair value pricing if the value of a security held by the Fund is materially affected by events occurring after the close of the primary markets or exchanges on which such security is traded. In these situations, prices used by the Fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is INTLGR.

FINANCIAL HIGHLIGHTS

The financial highlights table on the following page is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

FINANCIAL HIGHLIGHTS continued
12



                                           VANGUARD INTERNATIONAL GROWTH FUND
                                               YEAR ENDED AUGUST 31,

                                       ----------------------------------------
                                        1999    1998     1997    1996     1995
-------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR    $16.57  $17.86   $16.13  $14.70   $14.36
-------------------------------------------------------------------------------
INVESTMENT OPERATIONS

 Net Investment Income                   .27     .25      .19     .19      .20
 Net Realized and Unrealized Gain(Loss) 3.29   (.81)     2.28    1.65      .32
   on Investments
                                       ----------------------------------------
 Total from Investment Operations       3.56   (.56)     2.47    1.84      .52
                                       ----------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income  (.22)   (.21)    (.19)   (.20)    (.18)
 Distributions from Realized Capital   (.16)   (.52)    (.55)   (.21)      ---
 Gains
                                       ----------------------------------------
 Total Distributions                   (.38)   (.73)    (.74)   (.41)    (.18)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $19.75  $16.57   $17.86  $16.13   $14.70
-------------------------------------------------------------------------------
                                      21.70%  -2.99%   15.84%  12.72%    3.76%
TOTAL RETURN
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)   $8,000  $6,820   $7,089  $4,997   $3,354
 Ratio of Total Expenses to
 Average Net Assets                    0.58%   0.59%    0.57%   0.56%    0.59%
 Ratio of Net Investment Income to
 Average Net Assets                    1.42%   1.39%    1.26%   1.35%    1.53%
 Turnover Rate                           37%     37%      22%     22%      31%
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began fiscal 1999 with a net asset value (price) of $16.57 per share. During the year, the Fund earned $.27 per share from investment income (interest and dividends) and $3.29 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $.38 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($3.56 per share) minus the distributions ($.38 per share) resulted in a share price of $19.75 at the end of the year. This was an increase of $3.18 per share (from $16.57 at the beginning of the year to $19.75 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 21.70% for the year.

As of August 31, 1999, the Fund had $8 billion in net assets. For the year, its expense ratio was 0.58% ($5.80 per $1,000 of net assets); and its net investment income amounted to 1.42% of its average net assets. It sold and replaced securities valued at 37% of its net assets.
--------------------------------------------------------------------------------






"Standard & Poor's/(R)/,"  "S&P/(R)/," "S&P 500/(R)/,"  "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc.

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.


EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:


- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

14

ACCESSING FUND INFORMATION BY COMPUTER
--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The possibility that events such as political or financial troubles or natural disasters will weaken a country's economy.

CURRENCY RISK
The possibility that an American's foreign investment will lose money because of unfavorable currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison with such factors as revenue, earnings, book value, and dividends.


INTERNATIONAL STOCK FUND
A mutual fund that invests in the stocks of companies located outside the United States.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.


PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/ earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.


VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                   [THE VANGUARD GROUP (R) LOGO]

                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more  information  about
Vanguard International Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Additional information about the Fund's
investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI  provides  more  detailed
information about the Fund.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference  into
(and are thus legally a part of) this
prospectus.

To receive a free copy of the latest
annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE  COMMISSION  (SEC)
You can review  and copy  information
about the Fund (including the SAI) at the SEC's Public Reference Room in
Washington,  DC. To find out more about
this  public service, call the SEC at 1-800-
SEC-0330. Reports and other information
about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and
Exchange Commission, Washington, DC
20549-6009.

Fund's Investment Company Act
file number: 811-1027


(C) 1999 The Vanguard Group, Inc.
All rights reserved. Vanguard Marketing
Corporation,
Distributor.
I081N-12/17/1999

                                     PART B

                              VANGUARD(R) WORLD FUNDS
                                  (THE TRUST)

                      STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 17, 1999



This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses (dated December 17, 1999). To obtain the Prospectuses or an additional 1999 Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:

                 INVESTOR INFORMATION DEPARTMENT 1-800-662-7447

                               TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
YIELD AND TOTAL RETURN...........................................B-8
SHARE PRICE......................................................B-10
PURCHASE OF SHARES...............................................B-11
REDEMPTION OF SHARES.............................................B-12
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-12
MANAGEMENT OF THE TRUST..........................................B-14
INVESTMENT ADVISORY SERVICES.....................................B-17
PORTFOLIO TRANSACTIONS...........................................B-20
FINANCIAL STATEMENTS.............................................B-21
COMPARATIVE INDEXES..............................................B-21

                            DESCRIPTION OF THE TRUST

ORGANIZATION

The Trust was organized as Ivest Fund, a Massachusetts corporation, in 1959. It became a Maryland corporation in 1973, and was reorganized as a Delaware business trust in June 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard World Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end diversified management investment company. It currently offers the following funds (all Investor Share Class):

                            Vanguard U.S. Growth Fund
                       Vanguard International Growth Fund
               (individually, the Fund; collectively, the Funds)

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (for Vanguard U.S. Growth Fund), and The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245 (for Vanguard International Growth Fund), serve as the custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent public accountants. The accountants audit the Trust's financial statements and provides other related services.

     TRANSFER  AND  DIVIDEND-PAYING   AGENT.  The  Trust's  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE TRUST'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its Funds. The Trust or any of its Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected series. Unless terminated by reorganization or liquidation, the Trust and its Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or Fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Fund of the Trust.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Trust.

     CONVERSION RIGHTS. There are no conversion rights associated with shares of the Trust.

     REDEMPTION  PROVISIONS.  The Trust's redemption provisions are described in
its  current   prospectuses  and  elsewhere  in  this  Statement  of  Additional
Information.


     SINKING FUND PROVISIONS. The Trust has no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued are fully paid and non-assessable.


TAX STATUS OF THE TRUST

Each Fund of the Trust qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of the Trust must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

The following policies supplement the Trust's investment policies set forth in the Prospectus for each of the Trust's Funds.

     FUTURES CONTRACTS AND OPTIONS. Each Fund may enter into stock futures contracts, options, and options on futures contracts for the following reasons: to maintain cash reserves while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the market value of the underlying securities. Each Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Trust require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the respective Fund's portfolio. Each Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by each Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the exposure of a Fund's income to fluctuations in the market value of the underlying securities, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. Each Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the Fund's total assets. In addition, each Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of each Fund are engaged in only for hedging purposes, the investment advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.


     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Except for transactions each Fund has identified as hedging transactions, each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. (Different rules may apply to foreign futures contracts.) Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by each Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Funds may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Funds.

     In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the payments.

     FOREIGN INVESTMENTS. Vanguard International Growth Fund seeks to diversify its assets among various foreign stock markets and, with respect to 65% of its gross assets, will invest in the securities of at least three different countries. Vanguard U.S. Growth Fund may invest up to 20% of its assets in securities of foreign companies. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of Vanguard International Growth Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts Vanguard International Growth Fund may make or enter into will be subject to the special currency rules described above.


     FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in securities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to Fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.


     A shareholder that is a nonresident alien for U.S. tax purposes may be subject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the Fund will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if applicable). Foreign investors are urged to consult their tax advisers regarding the U.S. tax treatment of ownership of shares in the Fund.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

     TURNOVER RATE. While the turnover rate is not a limiting factor when management deems changes appropriate, it is anticipated that the annual turnover rate for each Fund will not normally exceed 100%. A rate of turnover of 100% could occur, for example, if all of the securities held by a Fund are replaced within a period of one year. The portfolio turnover rate for each Fund for each of the fiscal years presented is set forth under "Financial Highlights," in each Fund's Prospectus.

    ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information on the security's issuer.

     REPURCHASE AGREEMENTS. Each Fund along with other members of the Vanguard Group may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees monitors repurchase agreement transactions generally and has established guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement.

     LENDING OF SECURITIES. Each Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.


     TEMPORARY INVESTMENTS. The Funds may take temporary defensive measures that are inconsistent with the Funds' normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and
(d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve its investment objective.

                             YIELD AND TOTAL RETURN

The yield of Vanguard U.S. Growth Fund for the 30-day period ended August 31, 1999, was 0.32%.

     The average annual total return of each Fund of the Trust for certain periods ended August 31, 1999, is set forth below:

                                         1 YEAR      5 YEARS      10 YEARS
                                         ENDED        ENDED         ENDED
                                    ------------------------------------------
                                       8/31/1999     8/31/1999     8/31/1999

Vanguard U.S. Growth Fund               +37.38%      +26.12%        +18.21%
Vanguard International Growth Fund      +21.70%       +9.85%         +8.98%



AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)/1/N/-1

  Where:

          T    =average annual total return
          P    =a hypothetical initial investment of $1,000
          n    =number of years
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:
                                 P (1+T)/N/=ATV
  Where:


          P    =a hypothetical initial payment of $1,000
          T    =average annual after-tax total return
          n    =number of years
          ATV =after-tax value at the end of the 1-,5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.

Instructions:

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e. return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4. State the total return quotation to the nearest hundreth of one percent.


CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:

          C    =cumulative  total return
          P    =a  hypothetical  initial  investment of
                $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[((A-B)/CD+1)6-1]

  Where:

          a    =dividends and interest earned during the period.
          b    =expenses accrued for the period (net of reimbursements).
          c    =the average daily number of shares outstanding during
                the period that were entitled to receive dividends.
          d    =the maximum offering price per share on the last day of
                the period.

                                  SHARE PRICE

Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of each Fund, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (the Exchange) generally 4:00 p.m. Eastern time on each day the exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded.

Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.


     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of each Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     In determining each Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indices. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.

                               PURCHASE OF SHARES

The purchase price of shares of the Trust is the net asset value per share next determined after the order is received. The net asset value per share is calculated as of the close of the New York Stock Exchange on each day the Exchange is open for business. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.

     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Trust's shares.

TRADING SHARES THROUGH CHARLES SCHWAB

Each Fund has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf subject to those terms and conditions. Under this arrangement, the Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with each Fund's instructions. Customer orders that are properly transmitted to each Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.

                              REDEMPTION OF SHARES

The Trust may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     No charge is made by a Fund for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities so received in payment of redemptions.

     SIGNATURE GUARANTEES. To protect your account, the Funds and Vanguard from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Funds to verify the identity of a person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s); and
(2) share transfer requests. These requirements are not applicable to redemptions in Vanguard's prototype plans except in connection with: (1) distributions made when the proceeds are to be paid to someone other than the plan participant; (2) certain authorizations to effect exchanges by telephone; and (3) when proceeds are to be wired. These requirements may be waived by the Funds in certain instances.

     Signature guarantees can be obtained from a bank, broker or any other guarantor that Vanguard deems acceptable. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment (stock power) which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "'majority" of shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that each Fund may invest in stock futures contracts, stock options, and options on stock futures contracts and, in the case of Vanguard International Growth Fund, foreign currency futures contracts and options. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for the purpose of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.


     None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). Because the Trust is a member of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Trust" for more information.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                            MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for each Fund of the Trust and choose its officers. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.


JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*
Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer). Mr. Bogle will retire from his Vanguard directorships on December 31, 1999.


JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.


JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.


BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.


BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).


ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/ Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/ Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/14/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


*Officers of the Trust are "interested persons" as defined in the Act.




THE VANGUARD GROUP

The Trust is a member of The Vanguard Group of Investment Companies which consists of more than 35 investment companies (the Trusts). Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in the Vanguard Group obtain at-cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Trusts.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services, furnishings and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the Board of Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing and custodian fees. In order to generate additional revenues for Vanguard and thereby reduce the Trusts' expenses, Vanguard also provides certain administrative services to other organizations.

     The Trust's officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the Trusts.

     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-l under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.

  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts have invested are adjusted from time to time in order to maintain the proportionate relationship between each Fund's relative net assets and its contribution to Vanguard's capital. At August 31, 1999, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Trust was $5,111,000, which represented 5.1% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard Fund may be called upon to invest up to 0.40% of its current assets in Vanguard, and (b) there is no other limitation on the dollar amount each Vanguard Fund may contribute to Vanguard's capitalization.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Trusts by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The
Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the Funds based upon relative net assets. The remaining one half of those expenses is allocated among the Funds based upon each Fund's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Fund shall incur annual distribution expenses in excess of of 1% of its average month-end net assets.


     During the last three fiscal years, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution and marketing expenses.




-------------------------------------------------------------------------------------------------
                 FUND                 FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                          8/31/1997           8/31/1998           8/31/1999
-------------------------------------------------------------------------------------------------
U.S. Growth Fund                        $16,574,000          $24,303,000         $36,880,000
International Growth Fund                19,620,000           25,651,000          29,133,000
-------------------------------------------------------------------------------------------------


     INVESTMENT ADVISORY SERVICES. Vanguard also provides investment advisory services to several Vanguard Trusts. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds and Trusts utilizing these services.

     TRUSTEE COMPENSATION. The same individuals serve as Trustees of all Vanguard Trusts (with two exceptions, which are noted in the table appearing on page B-17), and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

     INDEPENDENT    TRUSTEES.    The   Trusts   compensate   their   independent
Trustees--that is, the ones who are not also officers of the Trust--in three ways:

 . The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

 . The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

 . Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEES. The Trusts' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.


     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended August 31, 1999.

                                           TRUSTEES COMPENSATION TABLE


                                                              PENSION OR                            TOTAL
                                                              RETIREMENT                        COMPENSATION
                                                               BENEFITS         ESTIMATED         FROM ALL
                                                AGGREGATE      ACCRUED AS        ANNUAL           VANGUARD
                                              COMPENSATION   PART OF TRUST    BENEFITS UPON    TRUSTS PAID TO
  NAMES OF TRUSTEES                             FROM TRUST     EXPENSES        RETIREMENT       TRUSTEES/ (1)/
---------------------------------------------------------------------------------------------------------------
John C. Bogle . . . .                             None            None             None              None
John J. Brennan . . .                             None            None             None              None
Barbara Barnes Hauptfuhrer/(2)/. . .            $1,477            $187          $15,000                $0
JoAnn Heffernan Heisen                          $4,430            $244          $15,000           $80,000
Bruce K. MacLaury . .                           $4,590            $413          $12,000           $75,000
Burton G. Malkiel . .                           $4,462            $404          $15,000           $80,000
Alfred M. Rankin, Jr.                           $4,430            $295          $15,000           $80,000
John C. Sawhill . . .                           $4,430            $374          $15,000           $80,000
James O. Welch, Jr. .                           $4,430            $432          $15,000           $80,000
J. Lawrence Wilson. .                           $4,430            $312          $15,000           $80,000


(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).

(2)  Mrs.  Hauptfuhrer  retired from the Trust's Board,  effective  December 31,
     1998.

                          INVESTMENT ADVISORY SERVICES

VANGUARD U.S. GROWTH FUND INVESTMENT ADVISORY AGREEMENT

The Trust entered into an investment advisory agreement with Lincoln Capital Management Company (Lincoln), under which Lincoln manages the investment and reinvestment of the assets included in Vanguard U.S. Growth Fund and continuously reviews, supervises and administers the Fund. Lincoln will invest or reinvest such assets primarily in U.S. securities. Lincoln discharges its responsibilities subject to the control of the officers and Trustees of the Trust. Under this agreement the Trust pays Lincoln an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets for the quarter:


          NET ASSETS                                  RATE
          ----------                                  ----
          First $25 million...............            .40%
          Next $125 million...............            .35%
          Next $350 million...............            .25%
          Next $500 million...............            .20%
          Next $1.5 billion...............            .15%
          Next $12.5 billion..............            .10%
          Over $15 billion................            .08%


     For the fiscal years ended August 31, 1997, 1998, and 1999, the Fund incurred advisory fees of $8,475,000, $11,377,000, and $16,307,000 respectively.

DESCRIPTION OF LINCOLN

Lincoln is an Illinois corporation in which a controlling interest is held by the following persons: Timothy H. Ubben, Chairman; J. Parker Hall III, Chief Executive Officer; Kenneth R. Meyer, President; Ray B. Zemon, Executive Vice President; David M. Fowler, Executive Vice President; Richard W. Knee, Executive Vice President; and Jay H. Freedman, Executive Vice President.

     The agreement with Lincoln is renewable for successive one-year periods, only if each renewal is specifically approved by a vote of the Trust's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of considering such approval. The agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the Board of Trustees of the Fund on sixty (60) days' written notice to Lincoln, or
(2) by Lincoln upon ninety (90) days' written notice to the Trust.

     The Trustees may make any of these changes without the approval of shareholders, however, any such change will be communicated to shareholders in writing.

VANGUARD INTERNATIONAL GROWTH FUND INVESTMENT ADVISORY AGREEMENT

Vanguard International Growth Fund has entered into an investment advisory agreement with Schroder Investment Management North America Inc. (Schroder) supervises and administers Vanguard International Growth Fund's investment program. In this regard, it is the responsibility of Schroder to make decisions relating to the Fund's investment in foreign securities and to place the Fund's purchase and sale orders for such securities. Schroder will invest or reinvest the assets of the Fund only in foreign (non-U.S.) securities. Schroder discharges its responsibilities subject to the control of the officers and Trustees of the Trust.

     As compensation for the services rendered by Schroder under the agreement, the Fund pays Schroder a basic fee at the end of each fiscal quarter calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the Fund for the quarter:


          NET ASSETS                                         RATE
          ----------                                         ----
          First $50 million...............                   .350%
          Next $950 million...............                   .175%
          Over $1 billion.................                   .125%


     The Basic Fee, as provided above, shall be increased or decreased by applying an adjustment formula based on the investment performance of Vanguard International Growth Fund relative to that of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index as follows:

  (a)  On assets of the Fund of $1 billion or less:

            THREE-YEAR PERFROMANCE
             DIFFERENTIAL VS. MSCI           ANNUAL INCENTIVE (+)/
                  EAFE INDEX                 PENALTY (-) FEE RATE
--------------------------------------------------------------------------------
                 +12% or above                      +0.0750%
             Between +6% and +12%                   +0.0375%
              Between +6% and -6%                      -0-
             Between -6% and -12%                   -0.0375%
                -12% and below                      -0.0750%

  (b)  On assets of the Fund of more than $1 billion:

             THREE-YEAR PERFROMANCE
              DIFFERENTIAL VS. MSCI          ANNUAL INCENTIVE (+)/
                   EAFE INDEX                PENALTY (-) FEE RATE
--------------------------------------------------------------------------------
                  +12% or above                     +0.0500%
              Between +6% and +12%                  +0.0250%
               Between +6% and -6%                     -0-
              Between -6% and -12%                  -0.0250%
                 -12% and below                     -0.0500%



     The incentive/penalty fee adjustment for assets in excess of $1 billion was not fully operable until the quarter ended February 29, 1996, and, until that date, was calculated according to certain transition rules. From April 1, 1993 through November 30, 1993, the incentive/penalty fee on assets in excess of $1 billion was not operable. For quarters ending after this period, the incentive/penalty fee adjustment on assets in excess of $1 billion has been computed based on a comparison of the investment performance of the Fund and that of the MSCI EAFE Index over the number of months that have elapsed between March 1, 1993 and the end of the quarter for which the fee is computed.

     For the purpose of determining the fee adjustment for investment performance, as described above, the net assets of Vanguard International Growth Fund are averaged over the same period as the investment performance of the Fund and the investment record of the MSCI EAFE Index are computed.

     The investment performance of Vanguard International Growth Fund for such period, expressed as a percentage of the net asset value per share of the Fund at the beginning of such period, shall be the sum of: (i) the change in the net asset value per share of the Fund during such period; (ii) the value of the cash distributions per share of the Fund accumulated to the end of such period; and
(iii) the value of capital gains taxes per share paid or payable by the Fund on undistributed realized long-term capital gains accumulated to the end of such period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Fund at the net asset value per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes. The investment record of the MSCI EAFE Index for any period, expressed as a percentage of the MSCI EAFE Index level at the beginning of such period, shall be the sum of (i) the change in the level of the MSCI EAFE Index during such period and (ii) the value, computed consistently with the MSCI EAFE Index, of cash distributions made by companies whose securities comprise the MSCI EAFE Index accumulated to the end of such period. For this purpose cash distributions on the securities which comprise the MSCI EAFE Index shall be treated as reinvested in the MSCI EAFE Index at least as frequently as the end of each calendar quarter following the payment of the dividend. The foregoing notwithstanding, any computation of the investment performance of the Fund and the investment record of the MSCI EAFE Index shall be in accordance with any then applicable rules of the Commission.

     The Trustees believe that the MSCI EAFE Index is an appropriate standard against which the investment performance of Vanguard International Growth Fund can be measured. The MSCI EAFE Index is the only index available which covers the major international markets outside North America. The weighting of securities in the MSCI EAFE Index is based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding.

     The agreement with Schroder is renewable for successive one-year periods, only if each renewal is specifically approved by a vote of the Fund's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval. The agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the Board of Trustees of the Trust on sixty (60) days' written notice to Schroder, or (2) by Schroder upon ninety (90) days' written notice to the Trust.


  During the three fiscal years ending August 31, 1997, 1998, and 1999, respectively, the Fund paid Schroder the following advisory fees:
</R.





                                                        1997         1998         1999
Basic Fee                                           $8,245,000   $9,793,000  $10,068,000
Increase/(Decrease) for Performance Adjustment       1,980,000    2,526,000      418,000
Total                                              $10,225,000  $12,319,000  $10,486,000

DESCRIPTION OF SCHRODER CAPITAL

Vanguard International Growth Fund is managed by the London branch office of Schroder Investment Management North America, Inc. (SIMNA). SIMNA is a wholly-owned subsidiary of Schroders Incorporated, 787 7th Avenue, New York, New York. Schroders PLC is the holding company parent of a large world-wide group of banks and financial service companies (referred to as "The Schroder Group") with associated companies and branch and representative offices located in seventeen countries. The Schroder Group specializes in providing investment management services, with Group funds under management currently in excess of $200 billion.




                             PORTFOLIO TRANSACTIONS

The investment advisory agreements with Lincoln and Schroder authorize the investment advisers (with the approval of the Trust's Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Trust and direct each investment adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for each Fund of the Trust. Each investment adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, each investment adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research, statistical information, or provide other services in addition to execution services to the Funds and/or the investment advisers. Each investment adviser considers the investment services it receives useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.

     Currently, it is the Trust's policy that each investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions than otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of a Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the investment advisers and/or the Funds. However, each investment adviser has informed the

Trust that it generally will not pay higher commission rates specifically for the purpose of obtaining research services.


  During the fiscal years ending August 31, 1997, 1998, and 1999, the Funds paid the following amounts in brokerage commissions:




--------------------------------------------------------------------------------
         FUND                                1997         1998         1999
--------------------------------------------------------------------------------
U.S. Growth Fund                          $4,076,812   $6,538,324  $11,950,441
International Growth Fund                 $7,912,581  $10,369,101  $10,770,933
--------------------------------------------------------------------------------

  Some securities considered for investment by the Funds may also be appropriate for other Vanguard funds or clients served by the investment advisers. If purchase or sale of securities consistent with the investment policies of the Funds and one or more of these other Trusts or clients served by the investment advisers are considered at or about the same time, transactions in such securities will be allocated among the Funds and the several Trusts and clients in a manner deemed equitable by the respective investment adviser. Although there will be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Trust's Board of Trustees.

                              FINANCIAL STATEMENTS

The Financial Statements of Vanguard U.S. Growth Fund and Vanguard International Growth Fund for the year ended August 31, 1999, including the financial highlights for each of the five years in the period ended August 31, 1999, appearing in the Funds' respective 1999 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.


                             COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard World Fund, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading industries and to reflect the U.S. stock market.


STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALL CAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALL CAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

RUSSELL 3000 STOCK INDEX--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--composed of the 2,000 smallest stocks contained in the Russell 3000, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL 2000+ VALUE INDEX--contains stocks from the Russell 2000 Index with a less-than-average growth orientation.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of ten years or greater.


MERRILL LYNCH CORPORATE & GOVERNMENT BOND--consists of over 4,500 U.S. Treasury, Agency and investment grade corporate bonds.


LEHMAN   CORPORATE   (BAA)  BOND   INDEX--all   publicly   offered   fixed-rate,
nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $100 million outstanding. This index includes over 1,500 issues.


LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than tenyears.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa-or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB-or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB-or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB-or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of 25 largest small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

SAI023-12/17/1999

                                     PART C

                              VANGUARD WORLD FUNDS

                                OTHER INFORMATION

ITEM 23. EXHIBITS

EXHIBITS   DESCRIPTION
--------   -----------
(a)    Declaration of Trust*
(b)    By-Laws*

(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust

(d)    Investment Advisory Contracts*
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement*
(h)    Amended and Restated Funds' Service Agreement*
(i)    Legal Opinion*
(j)    Consent of Independent Accountants**
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Not Applicable

----------
 *Filed Previously
 **Filed Herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Lincoln Capital Management Company (Lincoln), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers
Act). The list required by this Item 26 of officers and directors of Lincoln, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Lincoln pursuant to the Advisers Act (SEC File No. 801-11417).

     Schroder Investment Management North America, Inc. (Schroder), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 26 of officers and directors of Schroder, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Schroder pursuant to the Advisers Act (SEC File No. 801-15834).


ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books and other documents required to be maintained by Section 31
(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's custodians, State Street Bank and Trust Company, Boston, Massachusetts and Morgan Guaranty Trust Company, New York, New York.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 19th day of November, 1999.



                                   VANGUARD WORLD FUND

                                   BY:_____________(signature)________________
                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:




SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------

By:/S/ JOHN C. BOGLE          Senior Chairman of the Board    November 19, 1999
   ---------------------------and Trustee
       (Heidi Stam)
       John C. Bogle*

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      November 19, 1999
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         November 19, 1999
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         November 19, 1999
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         November 19, 1999
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*



By:/S/ ALFRED M. RANKIN, JR.  Trustee                         November 19, 1999
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JOHN C. SAWHILL        Trustee                         November 19, 1999
   ---------------------------
       (Heidi Stam)
      John C. Sawhill*


By:/S/ JAMES O. WELCH, JR.    Trustee                         November 19, 1999
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*



By:/S/ J. LAWRENCE WILSON     Trustee                         November 19, 1999
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         November 19, 1999
   ---------------------------
       (Heidi Stam)           Financial Office and
      Thomas J. Higgins*      Accounting Officer




*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.




                               INDEX TO EXHIBITS

Consent of Independent Accountants . . . . . . . . . . .Ex-99.BJ